Earnings per Share - Summary of Diluted Earnings per Share (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares		Dec. 31, 2021 KRW (₩) ₩ / shares shares
Earnings per share [abstract]
Explanation of adjustments between denominators used to calculate basic and diluted earnings per share		A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Profit loss attributable to ordinary equity holders of parent entity including dilutive effects [abstract]
Profit attributable to shareholders of the Parent Company		₩ 4,631,932,222,629	₩ 4,152,991,586,688		₩ 4,409,543,288,213
Deduction: Dividends on hybrid securities		(184,915,050,000)	(126,402,175,000)		(71,537,500,000)
Profit attributable to ordinary equity holders of the Parent Company		4,447,017,172,629	4,026,589,411,688		4,338,005,788,213
Adjustments: Interest expense on exchangeable bonds		2,451,851,049	2,380,953,816		2,347,186,871
Adjusted profit for diluted earnings per share		₩ 4,449,469,023,678	₩ 4,028,970,365,504		₩ 4,340,352,975,084
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares outstanding | shares		384,029,392	389,634,335		389,634,335
Stock grants | shares		4,300,774	4,306,711		3,945,208
Exchangeable bonds | shares		5,000,000	5,000,000		5,000,000
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		393,330,166	398,941,046		398,579,543
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings per share		₩ 4,449,469,023,678	₩ 4,028,970,365,504		₩ 4,340,352,975,084
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		393,330,166	398,941,046		398,579,543
Diluted earnings per share | (per share)	$ 8.76	₩ 11,312	₩ 10,099	[1]	₩ 10,890	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.